OTHER ASSETS (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
OTHER ASSETS
Schedule of other assets

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)
Current:
Staff advances	26,527	17,854
Deposit	23,032	40,523
Others	32,035	50,363
Total	81,594	108,740
Non-current:
Refundable deposit	337,513	779,453
Property and equipment, net (Note a)	175,757	160,107
Deferred tax assets (Note 23)	38,317	36,486
Intangible assets, net (Note b)	17,218	52,805
Others	—	31,283
Total	568,805	1,060,134

	As of December 31,	As of September 30,
	2021	2022

	(HK$in thousands)
Current:
Staff advances	26,527	16,255
Deposit	23,032	39,601
Others	32,035	54,297
Total	81,594	110,153
Non-current:
Refundable deposit	337,513	691,509
Property and equipment, net (Note a)	175,757	149,448
Intangible assets, net (Note b)	17,218	51,121
Deferred tax assets (Note 23)	38,317	51,062
Total	568,805	943,140

Schedule of property and equipment

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)
Gross carrying amount
Computers and equipment	109,989	106,806
Furniture and fixtures	64,507	70,504
Office equipment	64,822	65,639
Office building	28,239	30,982
Vehicle	635	639
Total of gross carrying amount	268,192	274,570
Less: accumulated depreciation
Computers and equipment	(29,852)	(38,700)
Furniture and fixtures	(23,828)	(31,314)
Office equipment	(35,860)	(41,101)
Office building	(2,291)	(2,740)
Vehicle	(604)	(608)
Total of accumulated depreciation	(92,435)	(114,463)
Property and equipment, net	175,757	160,107

	As of December 31,	As of September 30,
	2021	2022

	(HK$ in thousands)
Gross carrying amount
Computers and equipment	109,989	103,709
Furniture and fixtures	64,507	68,890
Office equipment	64,822	64,168
Office building	28,239	33,233
Vehicle	635	640
Total of gross carrying amount	268,192	270,640
Less: accumulated depreciation
Computers and equipment	(29,852)	(41,898)
Furniture and fixtures	(23,828)	(33,502)
Office equipment	(35,860)	(42,218)
Office building	(2,291)	(2,966)
Vehicle	(604)	(608)
Total of accumulated depreciation	(92,435)	(121,192)
Property and equipment, net	175,757	149,448

Schedule of Intangible assets

	As of December 31,	As of June 30,
	2021	2022

	(HK$ in thousands)
Gross carrying amount
Computer software	15,596	21,381
License	4,261	29,060
Others	3,638	10,491
Total of gross carrying amount	23,495	60,932
Less: accumulated amortization
Computer software	(5,172)	(6,442)
License	—	(209)
Others	(1,105)	(1,476)
Total of accumulated amortization	(6,277)	(8,127)
Intangible assets, net	17,218	52,805

	As of December 31,	As of September 30,
	2021	2022

	(HK$ in thousands)
Gross carrying amount
Computer software	15,596	23,247
License	4,261	27,602
Others	3,638	9,975
Total of gross carrying amount	23,495	60,824
Less: accumulated amortization
Computer software	(5,172)	(7,263)
License	—	(793)
Others	(1,105)	(1,647)
Total of accumulated amortization	(6,277)	(9,703)
Intangible assets, net	17,218	51,121